Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Schedule of composition of property and equipment and accumulated depreciation

	Cost			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2016
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	662	40	702	569	54	623	79
Office furniture	496	4	500	187	27	214	286
Laboratory equipment	5,183	284	5,467	3,726	400	4,126	1,341
Greenhouse equipment	2,982	—	2,982	2,459	254	2,713	269
Leasehold improvements	1,043	1,842	2,885	813	39	852	2,033
	10,366	2,170	12,536	7,754	774	8,528	4,008

	Costs			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2017
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	702	16	718	623	44	667	51
Office furniture	500	1	501	214	27	241	260
Laboratory equipment	5,467	68	5,535	4,126	420	4,546	989
Greenhouse equipment	2,982	—	2,982	2,713	207	2,920	62
Leasehold improvements	2,885	362	3,247	852	175	1,027	2,220
	12,536	447	12,983	8,528	873	9,401	3,582

	Costs			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2018
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	718	137	855	667	55	722	133
Office furniture	501	8	509	241	27	268	241
Laboratory equipment	5,535	188	5,723	4,546	410	4,956	767
Greenhouse equipment	2,982	-	2,982	2,920	44	2,964	18
Leasehold improvements	3,247	2,438	5,685	1,027	735	1,762	3,923
Vehicles	-	212	212	-	20	20	192
	12,983	2,983	15,966	9,401	1,291	10,692	5,274